Summary of Significant Accounting Policies and Disclosures (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Capitalized interest	$ 0	$ 0
Depreciation method	straight-line
Vessel estimated useful life	30 years
Estimated residual value of vessels per lightweight ton	$ 400	250
Forecast Rate Period following charter expiry	4 years
Future charter rate assumptions	charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean for each vessel thereafter
Impairment charges	$ 0	$ 71,834,000
Series B Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Preferred shares dividend rate percentage	8.75%